Capital Stock (Tables)	12 Months Ended
Dec. 31, 2012
Class of Stock Disclosures [Abstract]
Schedule of Common Stock
Shares of authorized common stock are 6.0 billion; issued, repurchased and outstanding shares were as follows:

	Shares Issued	Shares Repurchased	Shares Outstanding
Balances, January 1, 2010	2,109,316,331	(222,151,828)	1,887,164,503
Repurchase of shares		(97,053,310)	(97,053,310)
Exercise of stock options and issuance of other stock awards		11,672,297	11,672,297
Balances, December 31, 2010	2,109,316,331	(307,532,841)	1,801,783,490
Repurchase of shares		(80,514,257)	(80,514,257)
Exercise of stock options and issuance of other stock awards		4,639,433	4,639,433
Balances, December 31, 2011	2,109,316,331	(383,407,665)	1,725,908,666
Repurchase of shares		(74,897,499)	(74,897,499)
Issuance of stock awards and exercise of stock options		2,601,817	2,601,817
Balances, December 31, 2012	2,109,316,331	(455,703,347)	1,653,612,984